Financial Instruments - Sensitivity Analysis (Details) - Shire - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of detailed information about business combination [line items]
Contingent consideration liability, sensitivity analysis, impact Of 5 percent increase in revenue	¥ 3,690	¥ 4,051
Contingent consideration liability, sensitivity analysis, impact of 5 percent decrease in revenue	(3,690)	(4,051)
Contingent consideration liability, sensitivity analysis, impact of 0.5 percent increase In discount rate	(1,089)	(1,367)
Contingent consideration liability, sensitivity analysis, impact of 0.5 percent decrease in discount rate	¥ 1,089	¥ 1,367